Recapitalization Transaction Expense (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Oct. 21, 2021	Jun. 03, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Oct. 22, 2021
Disclosure of detailed information about business combination [line items]
Issuance of shares				$ 11,907	$ 377,273
Number of securities called by warrants (in shares)			14,558,333
Recapitalization transaction expense		$ 148,700	$ 148,722
Total cash proceeds received			229,311
Expense of share issue			(32,787)
Proceeds from issuance of share capital	$ 229,300		229,311	$ 12,096	$ 320,334
Alkuri Global Acquisition Corp
Disclosure of detailed information about business combination [line items]
Net identifiable assets and liabilities			5,310
Recapitalization transaction expense			$ 148,498
Alkuri Global Acquisition Corp | PIPE Investors
Disclosure of detailed information about business combination [line items]
Number of shares issued (in shares)			22,400,000
Share issued, price per share (in usd per share)			$ 10.01
Issuance of shares			$ 224,224
Share price (in usd per share)			$ 10.01
Net identifiable assets and liabilities			$ 224,000
Recapitalization transaction expense			148,722
IFRS 2 Expense on the closing date			224
Proceeds from issuance of share capital			$ 196,524
Alkuri Global Acquisition Corp | Public Warrants
Disclosure of detailed information about business combination [line items]
Number of securities called by warrants (in shares)			8,625,000
Share price (in usd per share)			$ 2.13
Alkuri Global Acquisition Corp | Private Placement Warrants
Disclosure of detailed information about business combination [line items]
Number of securities called by warrants (in shares)			5,933,333
Share price (in usd per share)			$ 2.13
Alkuri Global Acquisition Corp | Warrant
Disclosure of detailed information about business combination [line items]
Issuance of shares			$ 31,009
Share price (in usd per share)						$ 2.13
Alkuri Global Acquisition Corp | Class A Ordinary Shares
Disclosure of detailed information about business combination [line items]
Share issued, price per share (in usd per share)						10.01
Issuance of shares			$ 153,808
Alkuri Global Acquisition Corp | Ordinary share capital
Disclosure of detailed information about business combination [line items]
Number of shares issued (in shares)			12,267,653
Share issued, price per share (in usd per share)						$ 10.01
Issuance of shares			$ 122,799